Shareholders’ Equity (Details Narrative) - USD ($)				6 Months Ended				12 Months Ended
	Oct. 08, 2025	Sep. 10, 2025	Sep. 09, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024		Sep. 30, 2025	Dec. 19, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares			1,500,000
Price per share	$ 4.00		$ 4.00
Initial public offering		$ 6,000,000		$ 823,225
Deferred costs										$ 574,865
Deferred IPO cost charged to additional paid-in capital								$ 1,761,417
Exercised shares	225,000
Share price	$ 4.00
Gross proceeds	$ 900,000
Ordinary shares, issued	11,808,839							11,583,839
Ordinary shares, outstanding	11,808,839							11,583,839
Ordinary shares, par value	$ 0.001			$ 0.001				$ 0.001	$ 0.001
Ordinary shares, shares authorized				1,020,000,000				50,000,000
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, issued				5,441,159
Ordinary shares, outstanding				5,441,159
Ordinary shares, par value				$ 0.001				$ 0.001
Ordinary shares, shares authorized				1,000,000,000					1,000,000,000
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, issued				6,367,680
Ordinary shares, outstanding				6,367,680
Ordinary shares, par value				$ 0.001				$ 0.001	$ 0.001
Ordinary shares, shares authorized				20,000,000					20,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares	225,000		1,500,000	225,000		8,580	[1]
Initial public offering	$ 900,000
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized									50,000
Minimum [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized									1,020,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized									50,000,000
Maximum [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized									1,020,000,000

[1]	Shares presented on a retroactive basis to reflect the reorganization.